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                                  CERTIFICATION
                                  -------------

       Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the undersigned hereby certifies as follows:

1. This filing is made on behalf of Janus Adviser Series (the "Registrant"). Registrant's 1933 Act No. is 333-33978 and Registrant's 1940 Act No. is 811-09885.

2. There are no changes to the Prospectuses and Statement of Additional Information from the forms of the Prospectuses and Statement of Additional Information that were filed in Post-Effective Amendment No. 40 ("PEA No. 40") on May 1, 2007, pursuant to Rule 485(b) under the 1933 Act for the following funds:

             Janus Adviser Floating Rate High Income Fund
             Janus Adviser INTECH Risk-Managed International Fund
             (collectively, the "Funds")

3.     The text of PEA No. 40 has been filed electronically.

DATED:  May 4, 2007
                                         JANUS ADVISER SERIES
                                         on behalf of the Funds


                                         By:  /s/ Stephanie Grauerholz-Lofton
                                            ------------------------------------
                                            Stephanie Grauerholz-Lofton
                                            Vice President